Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets [abstract]
Schedule of information for cash-generating units

	As of December 31,
in 000€	2024	2023	2022
CGU: MAT Software	28,961	28,961	28,933
CGU: e-Prototypy	799	787	730
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,819	4,598	4,505
CGU: Engimplan	—	—	—
CGU: Materialise Motion	—	—	1,175
Total	43,391	43,158	44,155

Schedule of reconciliation of changes in goodwill

in 000€	Gross	Impairment	Total
At January 1, 2022	20,374	(1,648)	18,726
Additions	25,691	—	25,691
Impairment	—	—	—
Currency translation	(263)	—	(263)
At December 31, 2022	45,802	(1,648)	44,155
Additions	—	—	—
Impairment	—	(1,175)	(1,175)
Currency translation	178	—	178
At December 31, 2023	45,980	(2,823)	43,158
Additions	—	—	—
Impairment	—	—	—
Currency translation	233	—	233
At December 31, 2024	46,213	(2,823)	43,391